PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
U.S. and international plans
Weighted-average assumptions used for determining net periodic cost
Company's contribution to the defined benefit plan in the next fiscal year	$ 21
U.S.
Weighted-average assumptions used for determining net periodic cost
Discount rate (as a percent)	4.00%	4.75%	5.50%
Expected long-term rate of return on plan assets (as a percent)	8.00%	8.00%	8.00%
Company's contribution to the defined benefit plan in the next fiscal year	4
Int'l
Weighted-average assumptions used for determining net periodic cost
Discount rate (as a percent)	3.94%	4.80%	5.24%
Expected long-term rate of return on plan assets (as a percent)	4.78%	4.95%	5.48%
Rate of increase in future compensation levels (as a percent)	2.24%	2.79%	2.95%
Company's contribution to the defined benefit plan in the next fiscal year	17
U.S. Postretirement Health Benefits
Weighted-average assumptions used for determining net periodic cost
Discount rate (as a percent)	2.85%	3.75%	5.25%
Company's contribution to the defined benefit plan in the next fiscal year	$ 2